Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Receivables from services and sales of other assets	$ 1,950	$ 2,330	$ 2,706
Tax credit and export rebates	14,616	10,060	6,076
Loans to third parties and balances with related parties	1,617	997	3,288
Collateral deposits	3,509	2,152	640
Prepaid expenses	9,000	3,503	2,370
Advances and loans to employees	411	263	596
Advances to suppliers and custom agents	15,377	8,525	10,896
Receivables with partners in JO	14,542	4,143	7,932
Insurance receivables	148	1,133	498
Miscellaneous	2,154	1,339	1,255
Other current receivables before provision	63,324	34,445	36,257
Provision for other doubtful receivables	(65)	(76)	(65)
Net Other current receivables	63,259	34,369	36,192
Noncurrent
Receivables from services and sales of other assets	2,091	548	455
Tax credit and export rebates	15,263	9,283	6,896
Loans to third parties and balances with related parties	975	814	2,435
Collateral deposits	2	2,062	2
Prepaid expenses	933	740	603
Advances and loans to employees	71	17	29
Receivables with partners in JO	1,059	2,334	2,248
Miscellaneous	707	177	45
Other non current receivables before provision	21,101	15,975	12,713
Provision for other doubtful receivables	(1,552)	(1,318)	(924)
Net other non current receivables	$ 19,549	$ 14,657	$ 11,789